Held-For-Sale Assets - Additional Information (Detail) € / shares in Units, R$ in Thousands, € in Millions			12 Months Ended
	Mar. 30, 2017 BRL (R$) shares	Jun. 02, 2015 EUR (€)	Dec. 31, 2017 BRL (R$) € / shares shares	Jan. 31, 2017 shares	Dec. 31, 2016 BRL (R$)	Oct. 14, 2016 USD ($)
Assets Held for Sale and Discontinued Operations [Line Items]
Shares transferred | shares			11,000
Par value | € / shares			€ 1.00
Equity attributable to owners | R$			€ (9,977,517)		R$ (6,140,290)
Equity attributable to non-controlling interests. | R$			€ 293,456		R$ 790,996
Claim amount | $						$ 3,036,494,891
Total claim plus interest accrued through actual payment date by defendants | $						$ 3,400,847,957
Africatel Holding BV
Assets Held for Sale and Discontinued Operations [Line Items]
Shares cancelled | shares	11,000
Additional shares cancelled | shares	1,791
Africatel Holding BV | OI [Member]
Assets Held for Sale and Discontinued Operations [Line Items]
Percentage of ownership prior to disposal			75.00%
Africatel Holding BV | Samba Luxco
Assets Held for Sale and Discontinued Operations [Line Items]
Percentage of ownership prior to disposal			25.00%
Percentage of ownership after disposal			14.00%
Percentage of ownership transferred			34.00%
Percentage of ownership	14.00%
Equity attributable to owners | R$	R$ 145,787
Equity attributable to non-controlling interests. | R$	R$ 228,343
Africatel Holding BV | Africatel GmbH
Assets Held for Sale and Discontinued Operations [Line Items]
Common stock shares hold | shares				14,000
Percentage of ownership	86.00%
Africatel Holding BV | Mobile Telecommunications Limited
Assets Held for Sale and Discontinued Operations [Line Items]
Percentage of ownership transferred	34.00%
PT Portugal SGPS, S.A. ("PT Portugal")
Assets Held for Sale and Discontinued Operations [Line Items]
Cash received from sale of stake | €		€ 4,920
Consideration received from sale of stake | €		5,789
Provision for payment of earn-out | €		500
PT Portugal SGPS, S.A. ("PT Portugal") | Euro Denominated Debt
Assets Held for Sale and Discontinued Operations [Line Items]
Amount allocated to settle Euro dominated debt | €		€ 869